CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cash Flows from Operating Activities:
Net (Loss) Earnings	$ 9,899,000	$ 13,779,000	$ 41,413,000
Adjustments to Reconcile Net (Loss) Earnings to Net Cash Used in Operations:
Depreciation & Amortization	21,834,000	23,281,000	23,251,000
Gain on the Sale of Assets	2,000	(325,000)
Deferred Income Tax Expense (Benefit)	(612,000)	(3,798,000)	(2,950,000)
Impairment Provision and Other Expenses	264,000	341,000	1,216,000
Earnings from equity investment	(628,000)
Changes in Operating Assets and Liabilities (Net of Acquisition):
Accounts Receivable	7,127,000	1,276,000	4,485,000
Inventories	(21,162,000)	28,320,000	(20,134,000)
Other Current Assets	6,155,000	(8,295,000)	(16,238,000)
Income Taxes	874,000	(3,187,000)	4,416,000
Accounts Payable, Accrued Expenses and Other Liabilities	(4,321,000)	4,236,000	(5,129,000)
Net Cash Provided by (Used in) Operations	19,432,000	55,628,000	30,330,000
Cash Flows from Investing Activities:
Additions to Property, Plant and Equipment	(26,213,000)	(17,027,000)	(17,047,000)
Proceeds from the Sale of Assets	337,000	998,000	370,000
Issuance of loan receivable			10,000,000
Cash Paid for Acquisition (Net of Cash Acquired)			(5,016,000)
Purchase equity method investment	16,242,000
Net Cash Provided by (Used in) Investing Activities	(42,118,000)	(16,029,000)	(11,693,000)
Cash Flow from Financing Activities:
Long-Term Borrowing	384,510,000	393,972,000	558,288,000
Payments on Long-Term Debt	(328,862,000)	(445,642,000)	(544,047,000)
Borrowings on Notes Payable	(2,352,000)	12,255,000
Other	(312,000)	248,000	276,000
Purchase of Treasury Stock	(33,506,000)	(674,000)	(28,447,000)
Dividends	(23,000)	(23,000)	(23,000)
Net Cash Provided by (Used in) Financing Activities	19,455,000	(39,864,000)	(13,953,000)
Net Increase (Decrease) in Cash and Cash Equivalents	(3,231,000)	(265,000)	4,684,000
Cash and Cash Equivalents, Beginning of the Period	13,839,000	14,104,000	9,420,000
Cash and Cash Equivalents, End of the Period	10,608,000	13,839,000	14,104,000
Cash Paid During the Year
Interest Paid	5,116,000	6,586,000	7,305,000
Income Taxes Paid	$ 6,003,000	$ 10,695,000	$ 20,352,000